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    [LOGO OF NEW ENGLAND FINANCIAL]

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    ZENITH FUND
    VARIABLE PRODUCTS




                                                        ANNUAL REPORTS
                                                        DECEMBER 31, 2000
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                               TABLE OF CONTENTS

                            NEW ENGLAND ZENITH FUND
                            -----------------------

Back Bay Advisors Money Market Series....................................... 1

Back Bay Advisors Bond Income Series........................................ 6

Salomon Brothers Strategic Bond Opportunities Series........................ 15

Salomon Brothers U.S. Government Series..................................... 27

Back Bay Advisors Managed Series............................................ 33

Balanced Series............................................................. 45

Alger Equity Growth Series.................................................. 57

Capital Growth Series....................................................... 63

Davis Venture Value Series.................................................. 68

Harris Oakmark Mid Cap Value Series......................................... 75

Loomis Sayles Small Cap Series.............................................. 80

MFS Investors Series........................................................ 88

MFS Research Managers Series................................................ 95

Westpeak Growth and Income Series........................................... 102

Westpeak Stock Index Series................................................. 109

Notes to Financial Statements............................................... 120

Footnotes to Portfolio Managers Commentary.................................. 129


                         METROPOLITAN SERIES FUND, INC.
                         ------------------------------

Putnam International Stock Portfolio

Janus Mid Cap Portfolio

Russell 2000(R) Index Portfolio

Putnam Large Cap Growth Portfolio

Notes to Financial Statements


          FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS -- INITIAL CLASS
          -----------------------------------------------------------

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Overseas Portfolio
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                                   IMPORTANT:

  Some funds appearing in this report may not be available under your variable annuity product.
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FEBRUARY, 2001

TO OUR POLICYHOLDERS/CONTRACT OWNERS:

We are pleased to provide you with the 2000 Annual Report for the Zenith variable life insurance and variable annuity products.* This report includes performance histories, present investments, and financial reports as of December 31, 2000, as well as the outlook and strategy of each fund. The report covers the New England Zenith Fund, the Metropolitan Series Fund, Inc., and initial class shares of the Fidelity Variable Insurance Products Fund and Variable Insurance Products Fund II. It is intended to help you make an informed decision regarding the investment of the contract value of your variable product.

New England Financial and its affiliates offer many variable life and variable annuity products to help you meet your financial objectives. We are committed to meeting your expectations by providing quality products with strong performance potential and excellent personal service.

Also included within your 2000 Annual Report is a notice regarding
Metropolitan Life Insurance Company's and New England Financial's privacy guidelines. This notice, located on the reverse side of this letter, is intended to inform you and all of our clients how personal information that we maintain is treated. This notification is required by all financial institutions subject to the Financial Services Modernization Act recently enacted by Congress.

Please feel free to contact your Registered Representative with any questions you may have regarding your financial objectives. Thank you for choosing a Zenith Variable product.

Sincerely,

/s/ Mary Ann Brown

Mary Ann Brown
President, New England Financial Products & Services

* Variable products are offered through New England Securities Corporation.

New England Financial is the service mark for New England Life Insurance
Company, Boston, MA and related companies.



VAVIP
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         THIS NOTICE IS FOR YOUR INFORMATION. NO RESPONSE IS REQUIRED.


Privacy Notice to Our Customers     New England Financial(TM), A MetLife(R)
                                    Affiliate

Metropolitan Life Insurance Company ("MetLife") and New England Life Insurance
Company ("New England Financial") strongly believe in protecting the confidentiality and security of information we collect about you. This notice refers separately to MetLife and New England Financial by using the terms "us,"
"we," or "our." This notice describes our privacy policy and describes how we treat the information we receive ("Information") about you.

Why We Collect and How We Use Information: We collect and use Information for business purposes with respect to our insurance and other business relationships involving you. These business purposes include evaluating a request for our insurance or other products or services, evaluating benefit claims, administering our products or services, and processing transactions requested by you. We may also use Information to offer you other products or services we provide.

How We Collect Information: We get most Information directly from you. The
Information that you give us when applying for our products or services generally provides the Information we need. If we need to verify Information or need additional Information, we may obtain Information from third parties such as adult family members, employers, other insurers, consumer reporting agencies, physicians, hospitals and other medical personnel. Information collected may relate to your finances, employment, health, avocations or other personal characteristics as well as transactions with us or with others, including our Affiliates.

How We Protect Information: We treat Information in a confidential manner. Our employees are required to protect the confidentiality of Information. Employees may access Information only when there is an appropriate reason to do so, such as to administer or offer our products or services. We also maintain physical, electronic and procedural safeguards to protect Information; these safeguards comply with all applicable laws. Employees are required to comply with our established policies.

Information Disclosure: We may disclose any Information when we believe it necessary for the conduct of our business, or where disclosure is required by law. For example, Information may be disclosed to others, including our independent agents and brokers to enable them to provide business services or functions for us, such as helping us to evaluate requests for insurance or benefits, to perform general administrative activities such as maintaining existing accounts, or to otherwise assist us in servicing or processing an insurance product or service requested or authorized by you. Information may also be disclosed for audit or research purposes; or to law enforcement and regulatory agencies. For example, to help us prevent fraud, Information may be disclosed to Affiliates as well as to others that are outside of the MetLife family of companies, such as companies that process data for us, companies that provide general administrative services for us, other insurers, and consumer reporting agencies. Our Affiliates include financial services companies such as life and property and casualty insurers, securities firms, broker dealers and financial advisors and may also include companies that are not financial services companies. We may make other disclosures of Information as permitted by law.

Information may also be shared with our Affiliates so that they may offer you products or services from the MetLife family of companies. We may also provide
Information: (i) to others outside of the MetLife family of companies, such as marketing companies, or independent agents and brokers to assist us in offering our products and services to you, and (ii) to financial services companies outside of the MetLife family of companies with which we have a joint marketing agreement. For example, an agreement with another insurer to enable us to offer you certain of that insurer's products. We do not make any other disclosures of Information to other companies who may want to sell their products or services to you. For example, we will not sell your name to a catalogue company. We may disclose any Information, other than a consumer report or health information, for the purposes described in this paragraph.

Access to and Correction of Information: Generally, upon your written request, we will make available Information for review. Information collected in connection with, or in anticipation of, any claim or legal proceeding will not be made available. If you notify us that the Information is incorrect, we will review it. If we agree, we will correct our records. If we do not agree, you may submit a short statement of dispute, which we will include in any future disclosure of Information.

Further Information:  In addition to any other privacy notice we may provide, a recently enacted federal law established new privacy standards and requires us to provide this summary of our privacy policy once each year. You may have additional rights under other applicable laws. For additional information regarding our privacy policy, please contact us at our website at www.nefn.com
                                                                  ------------
or write to us at New England Financial, PO Box 833, Boston, MA 02117-9805.

Metropolitan Life Insurance Company, NY, NY
New England Life Insurance Company, Boston, MA
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The National Association of Securities Dealers Regulation, Inc. (NASDR) has a
"Public Disclosure Program" which provides current and historical information on registered representatives and Financial Institutions registered with the NASD. If you would like information pertaining to the "Public Disclosure
Program", including an informational brochure that describes the program, you may contact the NASD directly by calling the NASDR, Inc. Public Disclosure
Hotline at 800-289-9999 or by visiting the NASDR, Inc.'s website at www.nasdr.com.

If you would like to contact New England Financial concerning any aspect of your variable annuity contract, please call our customer service team at 800-
435-4117. Please call 800-388-4000 if you have any questions on our variable life products.

Annual Reports dated December 31, 2000 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the New England Variable Account of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940.

Incorporated by reference are all series of New England Zenith Fund, Inc. filed on Form N-30D on March 9, 2001, Accession number 0000927016-01-001229.

Incorporated by reference are the Putnam International Stock Portfolio and the Putnam Large Cap Growth Portfolio of Metropolitan Series Fund, Inc. as included in the Fund N-30D filing filed on March 9, 2001, Accession number
0000950130-01-001212.

Incorporated by reference are the Equity-Income Portfolio and the Overseas Portfolio of the Fidelity Variable Insurance Products Fund as included in the Fund N-30D filing filed on February 26, 2001, Accession
Nos. 0000927384-01-50004 and 0000356494-01-500012.
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                                                                     PRSRT STD
[LOGO OF NEW ENGLAND FINANCIAL]                                         U.S.
                                                                      POSTAGE
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                                                                     LANCASTER,
                                                                         PA
                                                                     PERMIT NO.
                                                                        1403

NEW ENGLAND LIFE INSURANCE COMPANY
501 BOYLSTON STREET
BOSTON, MASSACHUSETTS 02116


EQUAL OPPORTUNITY EMPLOYER M/F
(C) 2001 NEW ENGLAND LIFE INSURANCE COMPANY

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This booklet has been prepared for certain variable contract owners of
New England Life Insurance Company, Boston, MA and of
Metropolitan Life Insurance Company, New York, NY.


VA-216-01 VAVIP